Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-04-14	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Apr. 14, 2025
Erroneous Compensation Analysis

Implications for MIP Award Payouts. Numerous financial performance measures were used to determine payouts under the MIP awards for 2022, 2023 and 2024. Payouts under the 2022 MIP awards were not subject to recovery under the Clawback

Policy, however, because such payouts were received prior to October 2, 2023 (the effective date of the Clawback Policy). Applicable financial performance measures under the MIP included: (1) for 2023, adjusted earnings per share and CTS’ annual sales (as well as (A) adjusted operating earnings and controllable working capital as a percentage of annual sales for the sensors and mechatronics area of CTS’ business and (B) operating earnings, sales and controllable working capital as a percentage of annual sales for the advanced materials and solutions area of CTS’ business); and (2) for 2024, adjusted earnings per share, CTS’ annual sales and controllable working capital as a percentage of annual sales (as well as (A) adjusted operating earnings, total booked business and controllable working capital as a percentage of annual sales for the sensors and mechatronics area of CTS’ business, and (B) adjusted operating earnings, sales and controllable working capital as a percentage of annual sales for the advanced materials and solutions area of CTS’ business). The Compensation and Talent Committee determined that none of the financial performance measures (or any other applicable performance measures) in effect for the MIP awards for 2023 and 2024 included any impact from or were affected by SyQwest or its financial statements. As a result, none of the MIP awards for 2022, 2023 or 2024 is subject to potential recovery under the Clawback Policy regarding the Accounting Restatement.

Implications for Performance-Based Equity Compensation Program (“LTI Program”) Payouts. Numerous financial performance measures were used to determine payouts under the applicable LTI Program awards for 2022, 2023 and 2024. Payouts under the 2020-2022 Performance-Restricted Stock Unit Plan were not subject to recovery under the Clawback Policy, however, because such payouts were received prior to October 2, 2023 (the effective date of the Clawback Policy). Applicable financial performance measures under the LTI Program awards included: (1) for 2023 (under the 2021-2023 Performance Restricted Stock Unit Plan), sales growth (weighted 40%), operating cash flow (weighted 35%) and relative total shareholder return (weighted 25%); and (2) for 2024, (A) under the 2022-2024 Performance Restricted Stock Unit Plan, sales growth (weighted 35%), operating cash flow (weighted 30%) and relative total shareholder return (weighted 35%); and (B) under the Focus 2025 Performance Restricted Stock Unit Plan, revenue (weighted 100%). The Compensation and Talent Committee determined that none of the financial performance measures (or any other applicable performance measures) in effect for the 2021-2023 Performance Restricted Stock Unit Plan included any impact from or were affected by SyQwest or its financial statements. Finally, there were no payouts under the Focus 2025 Performance Restricted Stock Unit Plan. As a result, none of the LTI Program awards for 2022 or 2023, or under the Focus 2025 Performance Restricted Stock Unit Plan, are subject to potential recovery under the Clawback Policy regarding the Accounting Restatement.

Relative TSR Measure Under 2022-2024 Performance Restricted Stock Unit Plan. The Company’s Chief Executive Officer and Chief Financial Officer analyzed and determined a reasonable estimate of the impact of the Accounting Restatement on the 2022-2024 Performance Restricted Stock Unit Plan payouts to help inform the Compensation and Talent Committee whether there was any erroneously awarded compensation under the 2022-2024 Performance Restricted Stock Unit Plan awards and payouts. These officers analyzed the misstated and corrected financial information and determined that none of such award payouts are subject to potential recovery under the Clawback Policy regarding the Accounting Restatement.

The Company’s analysis was not intended to be an exhaustive analysis of the applicable stock price movements, but to conform to the Dodd-Frank Act clawback requirement that the amount of recoverable compensation (if any) must be based on a reasonable estimate of the effect of the Accounting Restatement on the total shareholder return upon which the incentive-based compensation in question was received. Accordingly, the Company concluded that the Accounting Restatement would not trigger a clawback of the 2022-2024 Performance Restricted Stock Unit Plan awards, as the Company’s relative TSR achievement and resulting payouts remain unchanged under corrected financial statements. Based on its review and evaluation of the Company’s analysis, the Compensation and Talent Committee determined there was no erroneously awarded compensation to Covered Officers under the 2022-2024 Performance Restricted Stock Unit Plan awards (or under any other applicable LTI Program awards) as a result of the Accounting Restatement.

Results of Application of Clawback Policy. As a result of the analysis described above, the Compensation and Talent Committee has determined that there was no erroneously awarded compensation paid to Covered Officers relating to the Accounting Restatement that needs to be clawed back under the Clawback Policy.

Stock Price or TSR Estimation Method

Implications for MIP Award Payouts. Numerous financial performance measures were used to determine payouts under the MIP awards for 2022, 2023 and 2024. Payouts under the 2022 MIP awards were not subject to recovery under the Clawback

Policy, however, because such payouts were received prior to October 2, 2023 (the effective date of the Clawback Policy). Applicable financial performance measures under the MIP included: (1) for 2023, adjusted earnings per share and CTS’ annual sales (as well as (A) adjusted operating earnings and controllable working capital as a percentage of annual sales for the sensors and mechatronics area of CTS’ business and (B) operating earnings, sales and controllable working capital as a percentage of annual sales for the advanced materials and solutions area of CTS’ business); and (2) for 2024, adjusted earnings per share, CTS’ annual sales and controllable working capital as a percentage of annual sales (as well as (A) adjusted operating earnings, total booked business and controllable working capital as a percentage of annual sales for the sensors and mechatronics area of CTS’ business, and (B) adjusted operating earnings, sales and controllable working capital as a percentage of annual sales for the advanced materials and solutions area of CTS’ business). The Compensation and Talent Committee determined that none of the financial performance measures (or any other applicable performance measures) in effect for the MIP awards for 2023 and 2024 included any impact from or were affected by SyQwest or its financial statements. As a result, none of the MIP awards for 2022, 2023 or 2024 is subject to potential recovery under the Clawback Policy regarding the Accounting Restatement.

Implications for Performance-Based Equity Compensation Program (“LTI Program”) Payouts. Numerous financial performance measures were used to determine payouts under the applicable LTI Program awards for 2022, 2023 and 2024. Payouts under the 2020-2022 Performance-Restricted Stock Unit Plan were not subject to recovery under the Clawback Policy, however, because such payouts were received prior to October 2, 2023 (the effective date of the Clawback Policy). Applicable financial performance measures under the LTI Program awards included: (1) for 2023 (under the 2021-2023 Performance Restricted Stock Unit Plan), sales growth (weighted 40%), operating cash flow (weighted 35%) and relative total shareholder return (weighted 25%); and (2) for 2024, (A) under the 2022-2024 Performance Restricted Stock Unit Plan, sales growth (weighted 35%), operating cash flow (weighted 30%) and relative total shareholder return (weighted 35%); and (B) under the Focus 2025 Performance Restricted Stock Unit Plan, revenue (weighted 100%). The Compensation and Talent Committee determined that none of the financial performance measures (or any other applicable performance measures) in effect for the 2021-2023 Performance Restricted Stock Unit Plan included any impact from or were affected by SyQwest or its financial statements. Finally, there were no payouts under the Focus 2025 Performance Restricted Stock Unit Plan. As a result, none of the LTI Program awards for 2022 or 2023, or under the Focus 2025 Performance Restricted Stock Unit Plan, are subject to potential recovery under the Clawback Policy regarding the Accounting Restatement.

Relative TSR Measure Under 2022-2024 Performance Restricted Stock Unit Plan. The Company’s Chief Executive Officer and Chief Financial Officer analyzed and determined a reasonable estimate of the impact of the Accounting Restatement on the 2022-2024 Performance Restricted Stock Unit Plan payouts to help inform the Compensation and Talent Committee whether there was any erroneously awarded compensation under the 2022-2024 Performance Restricted Stock Unit Plan awards and payouts. These officers analyzed the misstated and corrected financial information and determined that none of such award payouts are subject to potential recovery under the Clawback Policy regarding the Accounting Restatement.

The Company’s analysis was not intended to be an exhaustive analysis of the applicable stock price movements, but to conform to the Dodd-Frank Act clawback requirement that the amount of recoverable compensation (if any) must be based on a reasonable estimate of the effect of the Accounting Restatement on the total shareholder return upon which the incentive-based compensation in question was received. Accordingly, the Company concluded that the Accounting Restatement would not trigger a clawback of the 2022-2024 Performance Restricted Stock Unit Plan awards, as the Company’s relative TSR achievement and resulting payouts remain unchanged under corrected financial statements. Based on its review and evaluation of the Company’s analysis, the Compensation and Talent Committee determined there was no erroneously awarded compensation to Covered Officers under the 2022-2024 Performance Restricted Stock Unit Plan awards (or under any other applicable LTI Program awards) as a result of the Accounting Restatement.

Restatement does not require Recovery

Results of Application of Clawback Policy. As a result of the analysis described above, the Compensation and Talent Committee has determined that there was no erroneously awarded compensation paid to Covered Officers relating to the Accounting Restatement that needs to be clawed back under the Clawback Policy.